Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2024
Taxes on Income [Abstract]
Schedule of Significant Components of Deferred Tax Assets and Liabilities	ignificant components of the Company’s deferred tax assets and liabilities are as follows:
	December 31
	2024	2023
Deferred tax assets:
Carryforward tax losses	$10,093	$10,449
Research and development	1,423	2,594
Operating lease liabilities	810	381
Accrued social benefits and other	608	494

Gross deferred tax assets before valuation allowance	12,934	13,918
Less - valuation allowance	(12,004)	(13,478)
Total deferred tax assets	930	440

Gross deferred tax liabilities:
Operating lease ROU assets	$(815)	$(388)
Other	(115)	(52)
Total deferred tax liabilities	(930)	(440)

Net deferred tax assets	$-	$-

Schedule of Components of Income (Loss) Before Income Taxes	The components of income (loss) before income taxes are as follows:
	Year ended December 31,
	2024	2023	2022

Domestic (Israel)	$5,642	$2,610	$(3,043)
Foreign	1,560	1,285	945
Income (loss) before income taxes	$7,202	$3,895	$(2,098)

Schedule of Reconciliation of Theoretical Tax Benefit and Actual Tax Expense	Reconciliation of the theoretical tax expense (benefit) and the actual tax expense:
	Year ended December 31,
	2024	2023	2022

Income (loss) before income taxes, as reported in the consolidated statements of income (loss)	$7,202	$3,895	$(2,098)
Statutory tax rate in Israel	23%	23%	23%
Theoretical tax expense (benefit)	$1,656	$896	$(483)
Increase (decrease) in income taxes resulting from:
Tax rate differential on foreign subsidiaries	(15)	(25)	(22)
Non-deductible expenses and other permanent differences	(328)	654	427
Differences in taxes arising from foreign currency exchange, net	218	(81)	(50)
Changes in carry forward tax losses and other temporary differences for which valuation allowance was provided	(1,346)	(1,267)	256
Other	49	5	31
Income taxes	$234	$182	$159